EARNINGS PER SHARE - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator:
Net income attributable to Digital Media Solutions, Inc. - basic	$ 2,528	$ 2,354
Less: dilutive effect of change in fair value warrant liabilities attributable to Digital Media Solutions, Inc.	0	4,321
Net income (loss) attributable to Digital Media Solutions, Inc. - diluted	$ 2,528	$ (1,967)
Denominator:
Weighted-average shares outstanding - basic (in shares)	35,377	34,315
Add: dilutive effects of employee equity awards (in shares)	628	0
Add: dilutive effects of deferred consideration (in shares)	517	0
Weighted-average shares outstanding - diluted (in shares)	36,522	34,325
Net income per common share:
Basic (usd per share)	$ 70.00	$ 70.00
Diluted (usd per share)	$ 70.00	$ (60.00)
Private Placement Warrants
Denominator:
Add: dilutive effects of warrants (in shares)	0	10
Public Warrant
Denominator:
Add: dilutive effects of warrants (in shares)	0	0